[MHM, July 5, 2007]
[Translation]

Filing Document:	EXTRAORDINARY REPORT

Filed with:	The Director of Kanto Local Finance Bureau

Filing Date:	July 5, 2007

Name of the Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Extraordinary Report is available
for Public Inspection:	Not applicable.

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

As there was a change in the distribution policy of Putnam Diversified Income Trust (the "Fund"), the Fund hereby submits this Extraordinary Report pursuant to Article 24-5, Paragraph 4 of the Securities and Exchange Law and Article 29, Paragraph 2, Sub-paragraphs 3 of the Cabinet Ordinance Concerning Disclosure of Contents, etc. of Specified Securities.

II. Contents of the Change

There was a change in the distribution policy of the Fund as follows:

1. Outline of the change

Distribution Policy:

[Before amendment]

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. In principle, the Fund declares distributions on or about the 20th day of each month to Japanese investors who hold shares as of the Record Date(*) of on or about the 11th day of each month. Japanese investors will be paid distributions on or about the fourth business day of the following month in Japan since the SMBC Friend confirms the payment by Putnam.

* Record Date shall be approximately 7 Fund business days before the 20th day of each month in principle and the next Fund business day of such Record Date shall be the ex-dividend date. Fund business day means a day on which the New York Stock Exchange is open for business.

[After amendment]

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. In principle, the Fund declares distributions on or about the 20th day of each month to Japanese investors who hold shares as of the Record Date(*) of on or about the 13th day of each month. Japanese investors will be paid distributions on or about the fourth business day of the following month in Japan since the SMBC Friend confirms the payment by Putnam.

* Record Date shall be approximately 5 Fund business days before the 20th day of each month in principle and the next Fund business day of such Record Date shall be the ex-dividend date. Fund business day means a day on which the New York Stock Exchange is open for business.

2. Date of Change: June 13, 2007

[Attachments]

1) Incumbency Certificate; and 2) Power of Attorney.

[Translation]	[MHM, June 29, 2007]

SEMI-ANNUAL REPORT

(During the Thirteenth Term) From: October 1, 2006 To: March 31, 2007

PUTNAM DIVERSIFIED INCOME TRUST

(2259)

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 29, 2007

Accounting Period:	During the 13th term (from October 1, 2006 to
March 31, 2007)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Charles E. Porter
of Representative:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

		(as of the end of April, 2007)

		Total	Investment Ratio
	Name of
Types of Assets	Country	U.S. Dollars	(%)

Foreign Government Bonds	Germany	170,871,589	6.39
	France	113,330,967	4.24
	Japan	89,885,680	3.36
	Ireland	70,243,582	2.63
	Russia	44,733,391	1.67
	Sweden	37,167,795	1.39
	Argentina	33,193,706	1.24
	Spain	21,268,077	0.80
	Canada	18,808,066	0.70
	Mexico	16,977,346	0.64
	South Africa	15,073,630	0.56
	Turkey	14,248,225	0.53
	Colombia	11,014,120	0.41
	Indonesia	7,783,275	0.29
	Venezuela	6,951,925	0.26
	Ukraine	6,431,525	0.24
	Brazil	6,420,900	0.24
	Peru	2,606,390	0.10
	Ecuador	491,250	0.02

Sub-total		687,501,439	25.71%

U.S. Government Agency
Mortgage Obligations	United States	559,351,016	20.91%

Corporate Bonds	United States	471,772,002	17.64
	Luxembourg	21,734,404	0.81
	Cayman Islands	16,971,538	0.64
	Canada	15,424,342	0.58
	France	10,275,628	0.38
	United Kingdom	8,104,545	0.30
	Bermuda	1,447,200	0.05
	Ireland	87,358	0.00

Sub-total		545,817,017	20.41%

Asset-Backed Securities	United States	276,487,540	10.34
	United Kingdom	63,781,597	2.39
	Cayman Islands	45,214,521	1.69
	Ireland	7,199,404	0.27

Sub-total		392,683,062	14.68%

Collateralized Mortgage
Obligations	United States	340,569,375	12.73
	Ireland	17,586,280	0.66
	United Kingdom	11,328,192	0.42
	Cayman Islands	4,738,968	0.18

Sub-total		374,222,815	13.99%

Senior Loans	United States	175,989,236	6.58
	Bermuda	2,652,571	0.10
	Canada	1,890,188	0.07
	Norway	158,546	0.01

Sub-total		180,690,541	6.76%

U.S. Treasury Obligations	United States	122,883,370	4.59%

Purchased Options	United States	36,165,074	1.35%

Short-Term Investments	United States	235,817,758	8.82%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		(460,537,535)	-17.22%

Total

(Net Asset Value)		2,674,594,557	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥119.80 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 27th April, 2007). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded up to 10 in the case of 5 or more and otherwise rounded down. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up to 10 the case of 5 or more and otherwise rounded down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2007 is as follows:

Class C Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2006 end of May	146,425	17,542	9.72	(9.76)	1,164	(1,169)
June	135,146	16,190	9.67	(9.71)	1,158	(1,163)
July	129,103	15,467	9.74	(9.78)	1,167	(1,172)
August	124,651	14,933	9.83	(9.87)	1,178	(1,182)
September	120,990	14,495	9.87	(9.91)	1,182	(1,187)
October	118,543	14,201	9.90	(9.94)	1,186	(1,191)
November	118,730	14,224	9.98	(10.02)	1,196	(1,200)
December	118,292	14,171	9.95	(9.99)	1,192	(1,197)
2007 end of January	115,545	13,842	9.89	(9.93)	1,185	(1,190)
February	116,943	14,010	9.98	(10.02)	1,196	(1,200)
March	119,790	14,351	9.97	(10.01)	1,194	(1,199)
April	121,615	14,569	10.01	(10.05)	1,199	(1,204)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2006 end of May	1,198,552	143,587	9.69	(9.73)	1,161	(1,166)
June	1,156,422	138,539	9.65	(9.69)	1,156	(1,161)
July	1,129,260	135,285	9.71	(9.75)	1,163	(1,168)
August	1,110,817	133,076	9.80	(9.84)	1,174	(1,179)
September	1,082,428	129,675	9.84	(9.88)	1,179	(1,184)
October	1,045,355	125,234	9.87	(9.91)	1,182	(1,187)
November	1,037,331	124,272	9.95	(9.99)	1,192	(1,197)
December	1,003,808	120,256	9.92	(9.96)	1,188	(1,193)
2007 end of January	938,458	112,427	9.86	(9.90)	1,181	(1,186)
February	905,002	108,419	9.95	(9.99)	1,192	(1,197)
March	883,383	105,829	9.93	(9.97)	1,190	(1,194)
April	868,867	104,090	9.98	(10.02)	1,196	(1,200)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2006 to April 2007 are as follows:

Class C Shares

			NAV on the ex-
	Dividend		dividend date

Month/Year	Dollar	Yen	Dollar

2006 end of May	0.039	4.67	9.70

June	0.039	4.67	9.72

July	0.038	4.55	9.67

August	0.039	4.67	9.74

September	0.038	4.55	9.81

October	0.039	4.67	9.82

November	0.039	4.67	9.89

December	0.039	4.67	9.95

2007 end of January	0.038	4.55	9.89

February	0.039	4.67	9.90

March	0.039	4.67	9.95

April	0.038	4.55	9.94

Class M Shares

			NAV on the ex-
	Dividend		dividend date

Month/Year	Dollar	Yen	Dollar

2006 end of May	0.043	5.15	9.67

June	0.043	5.15	9.69

July	0.043	5.15	9.63

August	0.043	5.15	9.70

September	0.043	5.15	9.78

October	0.043	5.15	9.78

November	0.043	5.15	9.86

December	0.043	5.15	9.92

2007 end of January	0.043	5.15	9.86

February	0.043	5.15	9.87

March	0.043	5.15	9.92

April	0.043	5.15	9.90

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/06-4/30/07	7.84%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.Provided that Beginning NAV means net asset value per share on April 30, 2006 and Ending NAV means net asset value per share on April 30, 2007.

Class M Shares

Annual Return

5/1/06-4/30/07	8.33%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.Provided that Beginning NAV means net asset value per share on April 30, 2006 and Ending NAV means net asset value per share on April 30, 2007.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2007 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2006	3,665,810	7,269,301	12,150,960
To: April 30, 2007	(440)	(6,149,440)	(5,227,040)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2006	663,541	40,412,754	87,091,829
To: April 30, 2007	(15,360)	(39,755,030)	(84,588,770)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2007).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company, to act as Investor Servicing Agent.

(Note) PFTC is managing the transfer of the Fund's assets to State Street. This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 2007):

$52,336,433*

2. Amount of member’s equity:

Year	Member’s Equity
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004+	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2007, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $124.5 billion):

(As of the end of April, 2007)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	10	$4,205.30

	Open End Type Balanced Fund	13	$34,419.13

U.S.A.	Open End Type Bond Fund	31	$30,654.79

	Open End Type Equity Fund	51*	$55,233.14

	Total	105	$124,512.36

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]